Information on investments (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
InvestmentLineItems [Line Items]
Net profit (loss) for the year		R$ 13,961,620	R$ (7,015,306)	R$ (2,640,398)
Equity		R$ 6,203,828	(3,866,518)	3,944,706	R$ 5,654,670
Investment1 member
InvestmentLineItems [Line Items]
Interest in total and voting capital (%)	[1]	33.20%
Net profit (loss) for the year	[1]	R$ 312	(63,525)	29,687
Equity	[1]	R$ 50,064	32,217
Associate member
InvestmentLineItems [Line Items]
Interest in total and voting capital (%)	[2]	20.00%
Net profit (loss) for the year	[2]	R$ 45,490	6,019	R$ 17,622
Equity	[2]	R$ 205,568	R$ 161,363

[1]	The main activities are the refine, processing and sale and import of oil, its byproducts and correlated products.
[2]	The main activities are the production and commercialization of petrochemical byproducts and correlated products.